Trade and Other Receivables and Prepayments, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables and prepayments

		December 31,
		2019	2020
	Note	(US$ in millions)
Trade receivables		$506	$257
Less: provision for expected credit losses		(106)	(137)
Trade receivables, net	16(a)	400	120
Other receivables		56	11
Prepayments		49	52
Deferred rent		81	69
Less: amortization of deferred rent		(50)	(42)
provision for doubtful deferred rent		(3)	(2)
Prepayments, net		77	77
Trade and other receivables and prepayments, net		533	208
Less: non-current portion:
prepayments		(6)	(5)
deferred rent		(17)	(13)
		(23)	(18)
Current portion		$510	$190

Trade receivables aging
The following is the aging analysis of trade receivables, net of provision for expected credit losses of US$134 million (as at December 31, 2020: US$137 million) based on date of credit granted or invoice date:

	June 30,	December 31,
	2021	2020
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$45	$89
31–60 days	18	9
61–90 days	11	5
Over 90 days	18	17
	$92	$120

The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2019	2020
	(US$ in millions)
0 - 30 days	$259	$89
31 - 60 days	42	9
61 - 90 days	26	5
Over 90 days	73	17
	$400	$120

Disclosure of credit risk exposure
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2019 and 2020, within lifetime ECL.

				December 31,
				2019	2020
Provision matrix – debtors' aging	Expected loss rate			(US$ in millions)
Current (not past due)	—			$169	$53
1-90 days past due	2%	-	10%	97	16
91-360 days past due	15%	-	25%	62	6
More than 360 days past due	50%	-	100%	58	52
				$386	$127

Movements of Lifetime Expected Credit Losses
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2019	2020
	(US$ in millions)
At beginning of year	$94	$106
Provision for expected credit losses, net	24	50
Amounts written-off	(13)	(19)
Exchange difference	1	—
At end of year	$106	$137